OTHER LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Payables	$ 1,967,492	$ 1,927,945
Suppliers	1,119,734	1,495,415
Advances	779,681	621,720
Deposits delivered as security	570,097	324,768
Provisions	346,597	190,690
Security contributions	318,179	363,802
Collection services	316,749	438,490
Salaries and other labor obligations	311,627	292,570
Dividends	299,495	279,125
Advances in leasing operations and loans	123,932	207,045
Liabilities from contracts with customers	64,071	60,791	$ 75,845
Deferred interests	24,929	34,290
Bonuses and short-term benefits	11,816	403,872
Other	110,313	115,122
Total	$ 6,364,712	$ 6,755,645